UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	5/31/2012

Item 1.	Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of May 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 99.5%
Aerospace & Defense — 2.1%
177,023	Boeing Co. (The)	$ 12,322,571
52,039	United Technologies Corp.	3,856,610

		16,179,181

Airlines — 3.1%
703,740	Delta Air Lines, Inc.*	8,515,254
598,542	United Continental Holdings, Inc.*(a)	15,065,302

		23,580,556

Auto Components — 2.1%
411,305	Lear Corp.	16,390,504

Capital Markets — 2.8%
124,062	Goldman Sachs Group, Inc. (The)	11,872,733
726,241	Morgan Stanley	9,702,580

		21,575,313

Chemicals — 1.3%
216,369	Mosaic Co. (The)	10,316,474

Commercial Banks — 4.5%
207,049	PNC Financial Services Group, Inc.	12,716,950
693,110	Wells Fargo & Co.	22,214,175

		34,931,125

Communications Equipment — 1.4%
1,048,683	JDS Uniphase Corp.*	10,644,132

Computers & Peripherals 1.8%
23,952	Apple, Inc.*	13,837,789

Consumer Finance — 2.5%
178,567	American Express Co.	9,969,396
677,589	SLM Corp.	9,465,918

		19,435,314

Diversified Financial Services — 4.1%
360,686	Citigroup, Inc.	9,561,786
446,077	JPMorgan Chase & Co.	14,787,452
190,491	Moody’s Corp.	6,970,066

		31,319,304

Diversified Telecommunication Services — 1.3%
634,889	Vivendi SA (France)	10,277,646

Electric Utilities — 1.7%
349,777	Exelon Corp.	12,934,754

Electronic Equipment & Instruments — 2.8%
3,291,685	Flextronics International Ltd.*	21,132,618

Energy Equipment & Services — 2.4%
188,578	Ensco PLC (Class A Stock)	8,469,038
320,802	Halliburton Co.	9,643,308

		18,112,346

Food & Staples Retailing — 3.8%
382,402	CVS Caremark Corp.	17,185,146
185,821	Wal-Mart Stores, Inc.	12,230,738

		29,415,884

Food Products — 5.4%
223,630	Bunge Ltd.	13,305,985
235,917	Kraft Foods, Inc. (Class A Stock)	9,028,544
524,090	Smithfield Foods, Inc.*	10,308,850
443,430	Tyson Foods, Inc. (Class A Stock)	8,589,239

		41,232,618

Healthcare Providers & Services — 3.7%
204,580	Cigna Corp.	8,983,108
261,764	HCA Holdings, Inc.	6,803,246
221,043	UnitedHealth Group, Inc.	12,327,568

		28,113,922

Hotels, Restaurants & Leisure — 1.4%
765,334	International Game Technology	10,944,276

Independent Power Producers & Energy Traders — 1.9%
889,675	Calpine Corp.*	14,946,540

Insurance — 4.8%
161,465	Arch Capital Group Ltd.*	6,172,807
249,444	Axis Capital Holdings Ltd.	8,206,707
412,033	MetLife, Inc.	12,035,484
167,330	Travelers Cos., Inc. (The)	10,456,452

		36,871,450

Internet Software & Services — 1.9%
24,565	Google, Inc. (Class A Stock)*	14,268,826

Machinery — 2.3%
315,458	Ingersoll-Rand PLC	13,031,570
158,600	Navistar International Corp.*	4,431,284

		17,462,854

Media — 10.1%
910,427	Comcast Corp. (Class A Stock)	26,320,444
631,261	Liberty Global, Inc. (Series C)*	28,211,054
424,984	News Corp. (Class A Stock)	8,159,693
304,086	Viacom, Inc. (Class B Stock)	14,514,025

		77,205,216

Metals & Mining — 4.1%
193,016	Freeport-McMoRan Copper & Gold, Inc.	6,184,233
351,085	Goldcorp, Inc.	12,719,809
259,519	Newmont Mining Corp.	12,238,916

		31,142,958

Oil, Gas & Consumable Fuels — 9.1%
192,841	Anadarko Petroleum Corp.	11,763,301
114,500	EOG Resources, Inc.	11,369,850
442,187	Marathon Oil Corp.	11,014,878
177,301	Noble Energy, Inc.	14,974,843
167,034	Occidental Petroleum Corp.	13,240,785
284,415	Suncor Energy, Inc.	7,676,361

		70,040,018

Pharmaceuticals — 6.3%
904,695	Mylan, Inc.*	19,604,741
600,525	Pfizer, Inc.	13,133,482
247,056	Sanofi (France), ADR(a)	8,407,316
179,376	Teva Pharmaceutical Industries Ltd. (Israel), ADR	7,029,745

		48,175,284

Road & Rail — 1.6%
112,125	Union Pacific Corp.	12,490,725

Semiconductors & Semiconductor Equipment — 2.6%
942,000	Marvell Technology Group Ltd.*	11,803,260
311,298	Maxim Integrated Products, Inc.	7,832,258

		19,635,518

Software — 2.8%
451,690	CA, Inc.	11,233,530
667,148	Symantec Corp.*	9,900,477

		21,134,007

Specialty Retail — 1.4%
813,767	Staples, Inc.	10,692,898

Wireless Telecommunication Services — 2.4%
1,600,324	MetroPCS Communications, Inc.*	10,242,074
742,575	NII Holdings, Inc.*	8,554,464

		18,796,538

	TOTAL LONG-TERM INVESTMENTS (cost $697,143,415)	763,236,588

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
18,972,984	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $18,972,984; includes $14,905,694 of cash collateral received for securities on loan)(b)(c)	18,972,984

	TOTAL INVESTMENTS — 102.0% (cost $716,116,399)(d)	782,209,572
	LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0%)	(15,012,990)

	NET ASSETS — 100.0%	$767,196,582

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,155,831; cash collateral of $14,905,694 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$723,165,334	$116,068,960	$(57,024,710)	$59,044 ,250

The difference between book basis and tax basis is primarily attributable to the differences in the treatment of losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$752,958,942	$10,277,646	$—
Affiliated Money Market Mutual Fund	18,972,984	—	—

Total	$771,931,926	$10,277,646	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allows the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 23, 2012

*	Print the name and title of each signing officer under his or her signature.